American Century Investments®
Quarterly Portfolio Holdings
Balanced Fund
July 31, 2021

Balanced - Schedule of Investments
JULY 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 59.8%
Aerospace and Defense — 0.8%
Huntington Ingalls Industries, Inc.	13,843	2,839,614
Northrop Grumman Corp.	16,086	5,839,540
		8,679,154
Air Freight and Logistics — 0.7%
FedEx Corp.	28,831	8,071,238
Auto Components — 0.3%
Magna International, Inc.	44,923	3,765,895
Automobiles — 1.0%
Ford Motor Co.(1)	428,314	5,974,981
Tesla, Inc.(1)	7,776	5,343,667
		11,318,648
Banks — 1.0%
JPMorgan Chase & Co.	25,175	3,821,061
Wells Fargo & Co.	146,122	6,712,845
		10,533,906
Biotechnology — 2.8%
AbbVie, Inc.	110,273	12,824,750
Exelixis, Inc.(1)	149,034	2,511,223
Incyte Corp.(1)	29,250	2,262,487
Moderna, Inc.(1)	28,688	10,144,077
Regeneron Pharmaceuticals, Inc.(1)	5,707	3,279,299
		31,021,836
Building Products — 1.0%
AO Smith Corp.	37,426	2,632,171
Carrier Global Corp.	80,067	4,423,702
Masco Corp.	27,633	1,649,966
Owens Corning	28,244	2,715,943
		11,421,782
Capital Markets — 1.6%
Cboe Global Markets, Inc.	23,702	2,807,976
Goldman Sachs Group, Inc. (The)	6,659	2,496,326
Morgan Stanley	73,416	7,046,468
T. Rowe Price Group, Inc.	25,376	5,180,764
		17,531,534
Chemicals — 0.9%
Chemours Co. (The)	83,144	2,764,538
Eastman Chemical Co.	32,819	3,699,357
Sherwin-Williams Co. (The)	13,291	3,868,080
		10,331,975
Commercial Services and Supplies — 0.2%
ABM Industries, Inc.	41,390	1,924,221
Communications Equipment — 0.8%
Arista Networks, Inc.(1)	6,153	2,340,540
Motorola Solutions, Inc.	6,137	1,374,197
Nokia Oyj(1)	860,218	5,285,471
		9,000,208
Construction and Engineering — 0.4%
EMCOR Group, Inc.	19,105	2,327,180

MasTec, Inc.(1)	23,223	2,350,864
		4,678,044
Containers and Packaging — 0.3%
WestRock Co.	56,845	2,797,342
Distributors — 0.2%
LKQ Corp.(1)	40,177	2,038,983
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)	18,895	5,258,290
Diversified Telecommunication Services — 0.2%
Lumen Technologies, Inc.	208,170	2,595,880
Electrical Equipment — 1.1%
Eaton Corp. plc	38,707	6,117,641
nVent Electric plc	84,422	2,668,579
Regal Beloit Corp.	22,002	3,239,355
		12,025,575
Electronic Equipment, Instruments and Components — 0.2%
Cognex Corp.	27,209	2,459,966
Entertainment — 0.7%
Electronic Arts, Inc.	36,104	5,197,532
Take-Two Interactive Software, Inc.(1)	14,728	2,554,130
		7,751,662
Equity Real Estate Investment Trusts (REITs) — 0.7%
Prologis, Inc.	58,370	7,473,695
Food and Staples Retailing — 0.8%
Kroger Co. (The)	126,882	5,164,098
Walmart, Inc.	21,471	3,060,691
		8,224,789
Food Products — 0.7%
Tyson Foods, Inc., Class A	108,102	7,724,969
Health Care Equipment and Supplies — 1.0%
Danaher Corp.	35,641	10,602,841
Health Care Providers and Services — 3.1%
AMN Healthcare Services, Inc.(1)	44,646	4,489,602
HCA Healthcare, Inc.	35,264	8,752,525
Humana, Inc.	8,165	3,477,147
McKesson Corp.	28,163	5,740,464
Molina Healthcare, Inc.(1)	15,771	4,305,641
UnitedHealth Group, Inc.	17,625	7,265,377
		34,030,756
Health Care Technology — 0.2%
Cerner Corp.	31,135	2,502,943
Hotels, Restaurants and Leisure — 0.8%
Starbucks Corp.	49,043	5,955,292
Yum! Brands, Inc.	20,101	2,641,070
		8,596,362
Household Durables — 0.5%
Mohawk Industries, Inc.(1)	26,412	5,147,699
Household Products — 0.2%
Kimberly-Clark Corp.	19,861	2,695,535
Interactive Media and Services — 4.5%
Alphabet, Inc., Class A(1)	9,107	24,539,085
Alphabet, Inc., Class C(1)	2,474	6,690,735
Facebook, Inc., Class A(1)	52,598	18,740,667
		49,970,487

Internet and Direct Marketing Retail — 1.9%
Amazon.com, Inc.(1)	6,217	20,687,627
IT Services — 3.7%
Accenture plc, Class A	39,061	12,408,898
Akamai Technologies, Inc.(1)	45,525	5,459,358
Amdocs Ltd.	20,146	1,553,458
Gartner, Inc.(1)	14,201	3,759,431
International Business Machines Corp.	44,679	6,297,952
Mastercard, Inc., Class A	8,734	3,370,800
PayPal Holdings, Inc.(1)	28,936	7,972,736
		40,822,633
Leisure Products — 0.2%
Polaris, Inc.	12,443	1,630,904
Life Sciences Tools and Services — 0.1%
Bruker Corp.	17,876	1,470,301
Machinery — 0.5%
AGCO Corp.	17,649	2,331,609
Timken Co. (The)	42,619	3,388,211
		5,719,820
Media — 1.6%
Altice USA, Inc., Class A(1)	175,499	5,393,084
Charter Communications, Inc., Class A(1)	5,066	3,769,358
Comcast Corp., Class A	152,047	8,944,925
		18,107,367
Multiline Retail — 0.9%
Target Corp.	39,023	10,186,954
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp.	18,621	1,032,348
Personal Products — 0.4%
Edgewell Personal Care Co.	40,562	1,666,287
Unilever plc	55,580	3,198,716
		4,865,003
Pharmaceuticals — 1.3%
Bristol-Myers Squibb Co.	129,425	8,784,075
Pfizer, Inc.	129,671	5,551,215
		14,335,290
Professional Services — 0.5%
ManpowerGroup, Inc.	32,707	3,878,396
Robert Half International, Inc.	18,748	1,841,241
		5,719,637
Road and Rail — 0.7%
Landstar System, Inc.	7,027	1,103,239
Ryder System, Inc.	47,225	3,596,184
Werner Enterprises, Inc.	72,417	3,310,181
		8,009,604
Semiconductors and Semiconductor Equipment — 4.0%
Advanced Micro Devices, Inc.(1)	71,945	7,639,839
Applied Materials, Inc.	49,045	6,862,867
Broadcom, Inc.	13,830	6,713,082
NVIDIA Corp.	17,536	3,419,345
NXP Semiconductors NV	36,543	7,542,110
Qorvo, Inc.(1)	8,789	1,666,306
QUALCOMM, Inc.	49,782	7,457,344
STMicroelectronics NV, (New York)	53,290	2,199,278
		43,500,171

Software — 8.4%
Adobe, Inc.(1)	18,582	11,551,129
Autodesk, Inc.(1)	28,663	9,204,549
Dropbox, Inc., Class A(1)	116,033	3,653,879
Fortinet, Inc.(1)	26,875	7,316,450
HubSpot, Inc.(1)	4,443	2,648,117
Microsoft Corp.	145,488	41,450,986
Oracle Corp. (New York)	51,092	4,452,157
Palo Alto Networks, Inc.(1)	11,898	4,747,897
salesforce.com, Inc.(1)	30,924	7,481,443
		92,506,607
Specialty Retail — 4.1%
AutoNation, Inc.(1)	47,190	5,725,563
AutoZone, Inc.(1)	1,437	2,333,070
Best Buy Co., Inc.	81,373	9,142,257
Home Depot, Inc. (The)	28,178	9,247,738
L Brands, Inc.	25,922	2,075,574
Lithia Motors, Inc.	7,900	2,980,038
Lowe's Cos., Inc.	31,845	6,136,213
O'Reilly Automotive, Inc.(1)	1,624	980,636
RH(1)	2,436	1,617,699
Ross Stores, Inc.	26,551	3,257,542
Williams-Sonoma, Inc.	7,643	1,159,443
		44,655,773
Technology Hardware, Storage and Peripherals — 4.0%
Apple, Inc.	228,298	33,299,546
HP, Inc.	99,703	2,878,426
NetApp, Inc.	32,136	2,557,704
Seagate Technology Holdings plc	60,454	5,313,907
		44,049,583
Textiles, Apparel and Luxury Goods — 0.2%
Crocs, Inc.(1)	12,793	1,737,417
TOTAL COMMON STOCKS (Cost $500,090,388)		659,213,254
U.S. TREASURY SECURITIES — 15.6%
U.S. Treasury Bonds, 5.00%, 5/15/37	200,000	298,422
U.S. Treasury Bonds, 4.625%, 2/15/40	1,300,000	1,916,129
U.S. Treasury Bonds, 1.375%, 11/15/40	500,000	464,687
U.S. Treasury Bonds, 1.875%, 2/15/41	4,500,000	4,552,031
U.S. Treasury Bonds, 2.25%, 5/15/41	1,600,000	1,719,125
U.S. Treasury Bonds, 4.375%, 5/15/41	1,400,000	2,021,086
U.S. Treasury Bonds, 3.125%, 11/15/41	1,000,000	1,228,477
U.S. Treasury Bonds, 3.00%, 5/15/42	3,300,000	3,982,559
U.S. Treasury Bonds, 2.75%, 11/15/42	2,000,000	2,324,531
U.S. Treasury Bonds, 2.875%, 5/15/43	1,300,000	1,541,871
U.S. Treasury Bonds, 3.625%, 2/15/44	300,000	399,516
U.S. Treasury Bonds, 3.125%, 8/15/44	500,000	619,258
U.S. Treasury Bonds, 3.00%, 11/15/44	600,000	728,953
U.S. Treasury Bonds, 2.50%, 2/15/45(2)	2,900,000	3,245,508
U.S. Treasury Bonds, 2.75%, 8/15/47	200,000	235,625
U.S. Treasury Bonds, 3.375%, 11/15/48(2)	1,900,000	2,510,449
U.S. Treasury Bonds, 2.25%, 8/15/49	1,000,000	1,075,547
U.S. Treasury Bonds, 2.375%, 11/15/49	1,900,000	2,099,500
U.S. Treasury Bonds, 2.00%, 2/15/50	900,000	918,492
U.S. Treasury Bonds, 1.875%, 2/15/51	2,100,000	2,085,727

U.S. Treasury Bonds, 2.375%, 5/15/51	4,000,000	4,438,438
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	3,113,370	3,433,013
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	842,168	963,995
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	1,050,250	1,194,089
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/31	568,931	644,561
U.S. Treasury Notes, 0.125%, 5/31/22	300,000	300,130
U.S. Treasury Notes, 2.00%, 11/30/22	800,000	820,187
U.S. Treasury Notes, 0.50%, 3/15/23	7,600,000	7,645,422
U.S. Treasury Notes, 0.125%, 3/31/23	7,000,000	6,997,812
U.S. Treasury Notes, 0.25%, 4/15/23	400,000	400,719
U.S. Treasury Notes, 0.125%, 5/31/23	2,000,000	1,998,750
U.S. Treasury Notes, 0.25%, 6/15/23	500,000	500,820
U.S. Treasury Notes, 1.375%, 9/30/23	2,700,000	2,768,238
U.S. Treasury Notes, 0.25%, 11/15/23	5,500,000	5,504,082
U.S. Treasury Notes, 2.875%, 11/30/23	6,600,000	7,005,281
U.S. Treasury Notes, 0.125%, 12/15/23	3,000,000	2,992,266
U.S. Treasury Notes, 2.375%, 2/29/24	1,500,000	1,580,977
U.S. Treasury Notes, 0.25%, 3/15/24	16,000,000	15,989,063
U.S. Treasury Notes, 0.375%, 4/15/24	8,500,000	8,517,930
U.S. Treasury Notes, 0.375%, 7/15/24	1,500,000	1,501,465
U.S. Treasury Notes, 1.125%, 2/28/25	8,700,000	8,903,566
U.S. Treasury Notes, 0.25%, 5/31/25	1,000,000	989,961
U.S. Treasury Notes, 0.25%, 8/31/25	7,800,000	7,701,586
U.S. Treasury Notes, 2.625%, 12/31/25	2,200,000	2,393,617
U.S. Treasury Notes, 0.50%, 2/28/26	4,200,000	4,173,750
U.S. Treasury Notes, 0.875%, 6/30/26	1,700,000	1,715,539
U.S. Treasury Notes, 1.375%, 8/31/26	1,400,000	1,446,484
U.S. Treasury Notes, 1.625%, 10/31/26	100,000	104,586
U.S. Treasury Notes, 1.75%, 12/31/26	700,000	736,969
U.S. Treasury Notes, 1.50%, 1/31/27	2,000,000	2,078,672
U.S. Treasury Notes, 1.125%, 2/28/27	2,700,000	2,750,625
U.S. Treasury Notes, 0.625%, 3/31/27	10,000,000	9,907,812
U.S. Treasury Notes, 0.50%, 6/30/27	500,000	490,254
U.S. Treasury Notes, 0.50%, 8/31/27	1,600,000	1,564,937
U.S. Treasury Notes, 0.625%, 12/31/27	3,500,000	3,434,922
U.S. Treasury Notes, 1.125%, 2/29/28	2,000,000	2,023,594
U.S. Treasury Notes, 1.25%, 3/31/28	900,000	916,875
U.S. Treasury Notes, 1.25%, 4/30/28	5,050,000	5,143,997
U.S. Treasury Notes, 1.25%, 6/30/28	1,900,000	1,932,656
U.S. Treasury Notes, 1.125%, 2/15/31	500,000	495,742
U.S. Treasury Notes, 1.625%, 5/15/31	4,300,000	4,458,227
TOTAL U.S. TREASURY SECURITIES (Cost $166,874,496)		172,529,102
CORPORATE BONDS — 10.6%
Aerospace and Defense — 0.2%
Boeing Co. (The), 2.20%, 2/4/26	420,000	423,894
Boeing Co. (The), 3.625%, 2/1/31	380,000	414,906
Boeing Co. (The), 5.81%, 5/1/50	230,000	314,251
Lockheed Martin Corp., 3.80%, 3/1/45	80,000	95,286
Raytheon Technologies Corp., 4.125%, 11/16/28	570,000	661,822
Teledyne Technologies, Inc., 2.25%, 4/1/28	290,000	300,279
		2,210,438
Air Freight and Logistics†
GXO Logistics, Inc., 2.65%, 7/15/31(3)	335,000	337,295

Airlines — 0.1%
British Airways 2021-1 Class A Pass Through Trust, 2.90%, 9/15/36(3)	220,000	223,300
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(3)	590,000	634,588
Southwest Airlines Co., 5.125%, 6/15/27	168,000	198,896
		1,056,784
Automobiles — 0.3%
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	400,000	406,012
Ford Motor Credit Co. LLC, 3.35%, 11/1/22	310,000	317,766
General Motors Co., 5.15%, 4/1/38	260,000	319,733
General Motors Financial Co., Inc., 2.75%, 6/20/25	780,000	824,926
General Motors Financial Co., Inc., 2.70%, 8/20/27	440,000	461,668
General Motors Financial Co., Inc., 2.70%, 6/10/31	416,000	426,542
Toyota Motor Credit Corp., MTN, 1.90%, 4/6/28	420,000	434,573
		3,191,220
Banks — 1.5%
Banco Santander SA, 2.96%, 3/25/31	600,000	628,265
Bank of America Corp., MTN, 4.18%, 11/25/27	265,000	298,805
Bank of America Corp., MTN, VRN, 0.81%, 10/24/24	1,325,000	1,330,323
Bank of America Corp., MTN, VRN, 2.09%, 6/14/29	645,000	657,258
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41	1,110,000	1,097,464
Bank of America Corp., VRN, 3.42%, 12/20/28	720,000	791,656
Barclays plc, 5.20%, 5/12/26	370,000	426,788
BNP Paribas SA, VRN, 4.375%, 3/1/33(3)	575,000	641,582
BPCE SA, 4.50%, 3/15/25(3)	200,000	222,087
Citigroup, Inc., VRN, 0.78%, 10/30/24	1,325,000	1,330,836
Citigroup, Inc., VRN, 1.46%, 6/9/27	600,000	601,084
Citigroup, Inc., VRN, 3.52%, 10/27/28	1,013,000	1,117,166
Commonwealth Bank of Australia, 2.69%, 3/11/31(3)	515,000	523,710
FNB Corp., 2.20%, 2/24/23	460,000	467,881
HSBC Holdings plc, VRN, 2.80%, 5/24/32	280,000	290,712
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	315,000	318,882
JPMorgan Chase & Co., VRN, 2.18%, 6/1/28	500,000	516,936
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	1,205,000	1,228,252
JPMorgan Chase & Co., VRN, 3.16%, 4/22/42	695,000	741,195
National Australia Bank Ltd., 2.99%, 5/21/31(3)	500,000	515,232
Societe Generale SA, VRN, 1.79%, 6/9/27(3)	500,000	502,336
SVB Financial Group, 2.10%, 5/15/28	510,000	524,070
Truist Bank, VRN, 2.64%, 9/17/29	275,000	288,593
Truist Financial Corp., MTN, VRN, 1.89%, 6/7/29	200,000	203,446
Wells Fargo & Co., MTN, VRN, 2.39%, 6/2/28	415,000	434,654
Wells Fargo & Co., VRN, 3.07%, 4/30/41	605,000	635,351
		16,334,564
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	500,000	642,217
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	630,000	758,497
		1,400,714
Biotechnology — 0.2%
AbbVie, Inc., 3.20%, 11/21/29	440,000	483,546
AbbVie, Inc., 4.55%, 3/15/35	110,000	135,185
AbbVie, Inc., 4.40%, 11/6/42	240,000	296,245
Gilead Sciences, Inc., 3.65%, 3/1/26	840,000	931,770
Gilead Sciences, Inc., 1.20%, 10/1/27	113,000	111,715
		1,958,461
Building Products†
Lennox International, Inc., 1.70%, 8/1/27	140,000	141,337

Capital Markets — 1.1%
Bain Capital Specialty Finance, Inc., 2.95%, 3/10/26	565,000	583,353
Blackstone Holdings Finance Co. LLC, 1.625%, 8/5/28(3)(4)	224,000	224,262
Blackstone Secured Lending Fund, 2.75%, 9/16/26	400,000	410,209
Blackstone Secured Lending Fund, 2.125%, 2/15/27(3)	287,000	283,675
Blue Owl Finance LLC, 3.125%, 6/10/31(3)	400,000	404,891
CI Financial Corp., 4.10%, 6/15/51	730,000	772,735
FS KKR Capital Corp., 4.125%, 2/1/25	297,000	316,077
FS KKR Capital Corp., 3.40%, 1/15/26	358,000	374,240
FS KKR Capital Corp., 2.625%, 1/15/27	273,000	272,404
Goldman Sachs Group, Inc. (The), MTN, VRN, 2.38%, 7/21/32	259,000	263,867
Goldman Sachs Group, Inc. (The), VRN, 2.91%, 6/5/23	1,315,000	1,342,781
Goldman Sachs Group, Inc. (The), VRN, 1.43%, 3/9/27	1,385,000	1,392,463
Goldman Sachs Group, Inc. (The), VRN, 3.21%, 4/22/42	240,000	254,526
Goldman Sachs Group, Inc. (The), VRN, 2.91%, 7/21/42	120,000	121,686
Golub Capital BDC, Inc., 2.50%, 8/24/26	415,000	423,691
Golub Capital BDC, Inc., 2.05%, 2/15/27(4)	392,000	388,573
Macquarie Group Ltd., VRN, 1.63%, 9/23/27(3)	172,000	173,086
Morgan Stanley, MTN, VRN, 0.53%, 1/25/24	1,335,000	1,335,687
Morgan Stanley, VRN, 1.59%, 5/4/27	1,163,000	1,180,974
Morgan Stanley, VRN, 3.22%, 4/22/42	181,000	195,149
Owl Rock Capital Corp., 3.40%, 7/15/26	320,000	336,592
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(3)	334,000	370,387
Owl Rock Technology Finance Corp., 3.75%, 6/17/26(3)	175,000	186,525
Owl Rock Technology Finance Corp., 2.50%, 1/15/27	530,000	530,008
Prospect Capital Corp., 3.71%, 1/22/26	420,000	434,157
		12,571,998
Chemicals — 0.1%
Dow Chemical Co. (The), 3.60%, 11/15/50	300,000	334,753
International Flavors & Fragrances, Inc., 1.83%, 10/15/27(3)	177,000	179,270
		514,023
Commercial Services and Supplies — 0.2%
Republic Services, Inc., 2.30%, 3/1/30	358,000	370,346
Sodexo, Inc., 2.72%, 4/16/31(3)	910,000	944,098
Waste Connections, Inc., 2.60%, 2/1/30	270,000	284,780
Waste Management, Inc., 2.50%, 11/15/50	150,000	144,860
		1,744,084
Construction and Engineering†
Quanta Services, Inc., 2.90%, 10/1/30	112,000	117,862
Construction Materials†
Eagle Materials, Inc., 2.50%, 7/1/31	310,000	313,616
Consumer Finance†
Avolon Holdings Funding Ltd., 4.25%, 4/15/26(3)	309,000	338,103
Avolon Holdings Funding Ltd., 4.375%, 5/1/26(3)	70,000	77,069
		415,172
Containers and Packaging — 0.1%
Amcor Flexibles North America, Inc., 2.69%, 5/25/31	320,000	334,503
Berry Global, Inc., 1.57%, 1/15/26(3)	460,000	463,694
WRKCo, Inc., 3.00%, 9/15/24	201,000	213,536
		1,011,733
Diversified Consumer Services — 0.1%
Novant Health, Inc., 3.17%, 11/1/51	245,000	268,359
Pepperdine University, 3.30%, 12/1/59	355,000	371,801
		640,160

Diversified Financial Services — 0.2%
Antares Holdings LP, 2.75%, 1/15/27(3)	256,000	256,503
Block Financial LLC, 2.50%, 7/15/28	640,000	654,804
Deutsche Bank AG, VRN, 3.04%, 5/28/32	800,000	828,650
GE Capital Funding LLC, 4.40%, 5/15/30	300,000	353,295
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	300,000	368,541
		2,461,793
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 2.55%, 12/1/33(3)	557,000	562,963
AT&T, Inc., 3.55%, 9/15/55(3)	1,037,000	1,073,653
British Telecommunications plc, 3.25%, 11/8/29(3)	645,000	685,368
Telefonica Emisiones SA, 4.90%, 3/6/48	700,000	856,230
Verizon Communications, Inc., 4.33%, 9/21/28	298,000	349,968
Verizon Communications, Inc., 1.75%, 1/20/31	680,000	661,056
Verizon Communications, Inc., 2.65%, 11/20/40	576,000	564,709
Verizon Communications, Inc., 2.99%, 10/30/56	215,000	209,508
		4,963,455
Electric Utilities — 0.7%
AEP Texas, Inc., 2.10%, 7/1/30	370,000	369,032
Baltimore Gas and Electric Co., 2.25%, 6/15/31	237,000	244,134
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	180,000	195,377
Commonwealth Edison Co., 3.20%, 11/15/49	355,000	385,916
DTE Electric Co., 2.25%, 3/1/30	330,000	344,506
Duke Energy Carolinas LLC, 2.55%, 4/15/31	154,000	163,060
Duke Energy Corp., 2.55%, 6/15/31	430,000	445,153
Duke Energy Florida LLC, 1.75%, 6/15/30	370,000	368,219
Duke Energy Florida LLC, 3.85%, 11/15/42	220,000	262,540
Duke Energy Progress LLC, 4.15%, 12/1/44	335,000	414,168
Enel Finance International NV, 1.875%, 7/12/28(3)	312,000	315,962
Entergy Arkansas LLC, 2.65%, 6/15/51	180,000	177,125
Exelon Corp., 4.45%, 4/15/46	150,000	186,981
Florida Power & Light Co., 4.125%, 2/1/42	169,000	211,444
Indiana Michigan Power Co., 3.25%, 5/1/51	157,000	170,974
MidAmerican Energy Co., 4.40%, 10/15/44	290,000	367,599
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	290,000	325,141
Northern States Power Co., 3.20%, 4/1/52	240,000	267,796
Pacific Gas and Electric Co., 4.20%, 6/1/41	155,000	151,933
PacifiCorp, 3.30%, 3/15/51	310,000	339,262
PacifiCorp, 2.90%, 6/15/52	190,000	194,280
Public Service Co. of Colorado, 1.875%, 6/15/31	312,000	314,944
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	360,000	351,203
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	90,000	103,354
Virginia Electric and Power Co., 2.45%, 12/15/50	407,000	385,183
Xcel Energy, Inc., 3.40%, 6/1/30	330,000	368,100
		7,423,386
Electronic Equipment, Instruments and Components†
Vontier Corp., 1.80%, 4/1/26(3)	175,000	176,058
Energy Equipment and Services†
Halliburton Co., 2.92%, 3/1/30	300,000	315,394
Entertainment†
Netflix, Inc., 4.875%, 4/15/28	303,000	354,486
Equity Real Estate Investment Trusts (REITs) — 0.8%
Agree LP, 2.00%, 6/15/28	500,000	504,321
Crown Castle International Corp., 3.80%, 2/15/28	587,000	660,545
EPR Properties, 4.75%, 12/15/26	276,000	298,109

EPR Properties, 4.95%, 4/15/28	735,000	795,906
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	370,000	428,749
Host Hotels & Resorts LP, 4.00%, 6/15/25	430,000	469,244
Hudson Pacific Properties LP, 3.25%, 1/15/30	393,000	426,237
Lexington Realty Trust, 2.70%, 9/15/30	530,000	551,382
National Health Investors, Inc., 3.00%, 2/1/31	885,000	884,926
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	735,000	765,830
Spirit Realty LP, 3.20%, 1/15/27	153,000	164,805
Spirit Realty LP, 4.00%, 7/15/29	752,000	848,444
STORE Capital Corp., 4.50%, 3/15/28	617,000	709,531
STORE Capital Corp., 4.625%, 3/15/29	163,000	189,345
Vornado Realty LP, 3.40%, 6/1/31	454,000	479,939
Welltower, Inc., 2.80%, 6/1/31	635,000	671,877
		8,849,190
Food and Staples Retailing — 0.1%
Kroger Co. (The), 3.875%, 10/15/46	350,000	394,617
Sysco Corp., 5.95%, 4/1/30	464,000	602,388
Walmart, Inc., 4.05%, 6/29/48	210,000	268,045
		1,265,050
Food Products — 0.1%
Mondelez International, Inc., 2.75%, 4/13/30	452,000	482,993
Health Care Equipment and Supplies†
Zimmer Biomet Holdings, Inc., 3.55%, 3/20/30	180,000	200,820
Health Care Providers and Services — 0.4%
Centene Corp., 2.45%, 7/15/28	560,000	568,445
Centene Corp., 3.375%, 2/15/30	399,000	416,861
CVS Health Corp., 4.30%, 3/25/28	350,000	405,582
CVS Health Corp., 1.75%, 8/21/30	310,000	304,050
CVS Health Corp., 4.78%, 3/25/38	160,000	201,163
DaVita, Inc., 4.625%, 6/1/30(3)	410,000	424,350
Duke University Health System, Inc., 3.92%, 6/1/47	160,000	197,762
HCA, Inc., 2.375%, 7/15/31	710,000	718,597
HCA, Inc., 3.50%, 7/15/51	330,000	341,453
Humana, Inc., 2.15%, 2/3/32(4)	304,000	305,754
Kaiser Foundation Hospitals, 3.00%, 6/1/51	260,000	276,009
Universal Health Services, Inc., 2.65%, 10/15/30(3)	330,000	336,285
		4,496,311
Hotels, Restaurants and Leisure — 0.1%
Marriott International, Inc., 3.50%, 10/15/32	522,000	564,188
Household Durables†
D.R. Horton, Inc., 2.50%, 10/15/24	310,000	325,201
Industrial Conglomerates†
General Electric Co., 4.35%, 5/1/50	250,000	308,636
Insurance — 0.5%
American International Group, Inc., 6.25%, 5/1/36	310,000	439,859
American International Group, Inc., 4.50%, 7/16/44	355,000	444,948
Athene Global Funding, 2.67%, 6/7/31(3)	800,000	829,627
Athene Holding Ltd., 3.95%, 5/25/51	392,000	448,690
Brighthouse Financial Global Funding, 2.00%, 6/28/28(3)	631,000	639,332
Equitable Financial Life Global Funding, 1.80%, 3/8/28(3)	290,000	293,003
Global Atlantic Fin Co., 3.125%, 6/15/31(3)	238,000	243,303
Nippon Life Insurance Co., VRN, 2.75%, 1/21/51(3)	600,000	594,750
Sammons Financial Group, Inc., 3.35%, 4/16/31(3)	584,000	612,851
SBL Holdings, Inc., 5.00%, 2/18/31(3)	300,000	323,638
Security Benefit Global Funding, 1.25%, 5/17/24(3)	540,000	542,051
		5,412,052

Internet and Direct Marketing Retail — 0.1%
Amazon.com, Inc., 2.875%, 5/12/41	820,000	864,685
IT Services†
International Business Machines Corp., 2.85%, 5/15/40	331,000	343,266
Life Sciences Tools and Services — 0.1%
Agilent Technologies, Inc., 2.30%, 3/12/31	712,000	727,790
Illumina, Inc., 2.55%, 3/23/31	527,000	546,147
		1,273,937
Machinery†
Cummins, Inc., 2.60%, 9/1/50	260,000	256,909
Media — 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	368,000	417,917
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.50%, 6/1/41	385,000	393,637
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	610,000	741,912
Comcast Corp., 3.40%, 4/1/30	754,000	842,567
Comcast Corp., 3.75%, 4/1/40	100,000	116,201
Cox Communications, Inc., 2.60%, 6/15/31(3)	273,000	281,747
Omnicom Group, Inc., 2.60%, 8/1/31	410,000	424,709
Time Warner Cable LLC, 4.50%, 9/15/42	615,000	700,595
ViacomCBS, Inc., 4.375%, 3/15/43	265,000	314,068
		4,233,353
Metals and Mining — 0.1%
Steel Dynamics, Inc., 3.45%, 4/15/30	215,000	237,966
Teck Resources Ltd., 6.25%, 7/15/41	390,000	526,550
		764,516
Multi-Utilities — 0.2%
Ameren Corp., 3.50%, 1/15/31	430,000	481,221
CenterPoint Energy, Inc., 4.25%, 11/1/28	369,000	428,545
CenterPoint Energy, Inc., 2.65%, 6/1/31	175,000	182,425
Dominion Energy, Inc., 4.90%, 8/1/41	270,000	354,137
NiSource, Inc., 5.65%, 2/1/45	290,000	408,138
Sempra Energy, 3.25%, 6/15/27	180,000	196,208
WEC Energy Group, Inc., 1.375%, 10/15/27	490,000	487,343
		2,538,017
Oil, Gas and Consumable Fuels — 0.7%
Aker BP ASA, 3.75%, 1/15/30(3)	440,000	478,790
Aker BP ASA, 4.00%, 1/15/31(3)	160,000	178,181
BP Capital Markets America, Inc., 3.06%, 6/17/41	250,000	258,122
Chevron Corp., 2.00%, 5/11/27	240,000	250,860
Diamondback Energy, Inc., 3.50%, 12/1/29	300,000	325,711
Energy Transfer LP, 3.60%, 2/1/23	160,000	165,741
Energy Transfer LP, 4.25%, 3/15/23	370,000	387,548
Energy Transfer LP, 3.75%, 5/15/30	400,000	436,768
Energy Transfer LP, 4.90%, 3/15/35	270,000	315,345
Enterprise Products Operating LLC, 4.85%, 3/15/44	460,000	577,259
Equinor ASA, 3.25%, 11/18/49	230,000	249,427
Exxon Mobil Corp., 1.57%, 4/15/23	390,000	398,458
Flex Intermediate Holdco LLC, 3.36%, 6/30/31(3)	430,000	442,959
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	250,000	356,206
Lundin Energy Finance BV, 3.10%, 7/15/31(3)	220,000	225,227
Petroleos Mexicanos, 3.50%, 1/30/23	300,000	305,805
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	48,395
Petroleos Mexicanos, 5.50%, 6/27/44	230,000	189,239
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 9/15/30	350,000	380,192
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	640,000	733,415

Suncor Energy, Inc., 3.75%, 3/4/51	170,000	188,965
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	250,000	273,013
		7,165,626
Paper and Forest Products†
Georgia-Pacific LLC, 2.10%, 4/30/27(3)	370,000	386,566
Pharmaceuticals — 0.1%
Astrazeneca Finance LLC, 1.75%, 5/28/28	256,000	260,718
Bristol-Myers Squibb Co., 2.55%, 11/13/50	337,000	329,107
Royalty Pharma plc, 2.20%, 9/2/30(3)	235,000	234,260
Viatris, Inc., 2.70%, 6/22/30(3)	342,000	351,567
Viatris, Inc., 4.00%, 6/22/50(3)	139,000	150,913
		1,326,565
Real Estate Management and Development — 0.1%
Essential Properties LP, 2.95%, 7/15/31	460,000	466,663
Road and Rail — 0.3%
Ashtead Capital, Inc., 4.125%, 8/15/25(3)	400,000	409,000
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	300,000	370,747
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51	200,000	222,879
CSX Corp., 3.25%, 6/1/27	390,000	429,554
DAE Funding LLC, 1.55%, 8/1/24(3)	200,000	200,253
DAE Funding LLC, 3.375%, 3/20/28(3)	642,000	662,733
Norfolk Southern Corp., 2.30%, 5/15/31	153,000	158,111
Union Pacific Corp., 2.40%, 2/5/30	270,000	282,961
Union Pacific Corp., MTN, 3.55%, 8/15/39	450,000	513,851
		3,250,089
Semiconductors and Semiconductor Equipment — 0.1%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 1/15/27	385,000	427,198
Microchip Technology, Inc., 4.25%, 9/1/25	791,000	833,404
		1,260,602
Software — 0.1%
Oracle Corp., 3.60%, 4/1/40	645,000	691,748
salesforce.com, Inc., 1.50%, 7/15/28	416,000	421,876
salesforce.com, Inc., 2.70%, 7/15/41	315,000	322,569
		1,436,193
Specialty Retail — 0.2%
AutoNation, Inc., 1.95%, 8/1/28	307,000	308,157
Home Depot, Inc. (The), 3.90%, 6/15/47	50,000	60,727
Home Depot, Inc. (The), 2.375%, 3/15/51	720,000	683,344
Lowe's Cos., Inc., 1.30%, 4/15/28	391,000	386,194
Lowe's Cos., Inc., 2.625%, 4/1/31	400,000	421,122
		1,859,544
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc., 2.65%, 2/8/51	880,000	878,889
Dell International LLC / EMC Corp., 4.90%, 10/1/26	535,000	624,465
EMC Corp., 3.375%, 6/1/23	860,000	890,685
HP, Inc., 2.65%, 6/17/31(3)	580,000	587,211
Western Digital Corp., 4.75%, 2/15/26	753,000	836,771
		3,818,021
Thrifts and Mortgage Finance — 0.1%
Nationwide Building Society, VRN, 3.77%, 3/8/24(3)	309,000	323,980
Nationwide Building Society, VRN, 4.125%, 10/18/32(3)	595,000	655,433
		979,413
Trading Companies and Distributors†
Aircastle Ltd., 5.25%, 8/11/25(3)	371,000	418,400

Water Utilities†
Essential Utilities, Inc., 2.70%, 4/15/30	380,000	402,803
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc., 4.75%, 2/1/28	534,000	568,336
T-Mobile USA, Inc., 3.50%, 4/15/31	395,000	414,838
Vodafone Group plc, VRN, 4.125%, 6/4/81	900,000	909,000
		1,892,174
TOTAL CORPORATE BONDS (Cost $111,901,354)		116,495,816
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 6.7%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FHLMC, VRN, 2.40%, (1-year H15T1Y plus 2.25%), 9/1/35	90,081	96,123
FHLMC, VRN, 2.25%, (12-month LIBOR plus 1.87%), 7/1/36	22,588	23,942
FHLMC, VRN, 2.34%, (1-year H15T1Y plus 2.14%), 10/1/36	85,577	91,595
FHLMC, VRN, 2.42%, (1-year H15T1Y plus 2.26%), 4/1/37	90,924	96,907
FHLMC, VRN, 2.17%, (12-month LIBOR plus 1.78%), 2/1/38	33,330	35,402
FHLMC, VRN, 2.23%, (12-month LIBOR plus 1.87%), 6/1/38	20,630	21,545
FHLMC, VRN, 2.30%, (12-month LIBOR plus 1.77%), 9/1/40	14,419	15,012
FHLMC, VRN, 2.15%, (12-month LIBOR plus 1.88%), 5/1/41	10,212	10,657
FHLMC, VRN, 2.45%, (12-month LIBOR plus 1.86%), 7/1/41	73,867	78,546
FHLMC, VRN, 2.02%, (12-month LIBOR plus 1.64%), 2/1/43	10,577	10,854
FHLMC, VRN, 1.87%, (12-month LIBOR plus 1.62%), 6/1/43	286	287
FHLMC, VRN, 1.90%, (12-month LIBOR plus 1.65%), 6/1/43	8,091	8,119
FHLMC, VRN, 2.86%, (12-month LIBOR plus 1.63%), 1/1/44	95,449	99,740
FHLMC, VRN, 2.60%, (12-month LIBOR plus 1.60%), 6/1/45	65,055	68,042
FHLMC, VRN, 1.96%, (12-month LIBOR plus 1.63%), 8/1/46	167,707	174,673
FHLMC, VRN, 3.05%, (12-month LIBOR plus 1.64%), 9/1/47	268,224	280,158
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	53,684	55,999
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	55,113	57,478
FNMA, VRN, 2.31%, (1-year H15T1Y plus 2.16%), 3/1/38	70,404	75,070
FNMA, VRN, 2.07%, (12-month LIBOR plus 1.69%), 1/1/40	7,179	7,473
FNMA, VRN, 2.29%, (12-month LIBOR plus 1.86%), 3/1/40	10,181	10,819
FNMA, VRN, 2.32%, (12-month LIBOR plus 1.77%), 10/1/40	23,569	24,916
FNMA, VRN, 1.98%, (12-month LIBOR plus 1.57%), 3/1/43	33,099	33,969
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.61%), 3/1/47	163,177	171,492
FNMA, VRN, 3.09%, (12-month LIBOR plus 1.61%), 4/1/47	115,314	121,364
FNMA, VRN, 3.25%, (12-month LIBOR plus 1.62%), 5/1/47	205,304	215,412
		1,885,594
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 6.5%
FHLMC, 6.50%, 1/1/28	5,787	6,516
FHLMC, 5.50%, 12/1/33	54,776	62,450
FHLMC, 5.50%, 1/1/38	41,203	47,971
FHLMC, 6.00%, 8/1/38	21,791	24,815
FHLMC, 3.50%, 12/1/47	296,480	316,530
FNMA, 6.50%, 1/1/29	9,482	10,782
FNMA, 7.50%, 7/1/29	11,954	12,087
FNMA, 7.50%, 9/1/30	6,088	7,061
FNMA, 6.625%, 11/15/30	600,000	878,118
FNMA, 6.50%, 9/1/31	9,600	10,801
FNMA, 7.00%, 9/1/31	3,092	3,263
FNMA, 6.50%, 1/1/32	8,468	9,533
FNMA, 6.50%, 8/1/32	10,601	12,065
FNMA, 5.50%, 6/1/33	32,355	37,378
FNMA, 5.50%, 7/1/33	48,380	55,863
FNMA, 5.50%, 8/1/33	112,223	129,814

FNMA, 5.50%, 9/1/33	56,448	64,793
FNMA, 3.50%, 3/1/34	181,913	195,925
FNMA, 5.50%, 4/1/36	50,735	58,907
FNMA, 5.50%, 5/1/36	99,049	114,968
FNMA, 5.50%, 2/1/37	26,709	31,061
FNMA, 6.00%, 7/1/37	195,740	231,991
FNMA, 6.50%, 8/1/37	20,812	23,939
FNMA, 5.50%, 7/1/39	169,949	197,346
FNMA, 4.50%, 8/1/40	422,052	469,333
FNMA, 4.50%, 9/1/40	967,674	1,081,602
FNMA, 3.50%, 1/1/41	493,991	538,740
FNMA, 4.00%, 1/1/41	490,353	546,656
FNMA, 4.00%, 5/1/41	444,380	486,838
FNMA, 4.50%, 9/1/41	827,921	925,334
FNMA, 4.50%, 9/1/41	183,232	204,151
FNMA, 4.00%, 1/1/42	370,962	407,352
FNMA, 3.50%, 5/1/42	886,266	966,817
FNMA, 3.50%, 6/1/42	282,912	309,441
FNMA, 6.50%, 8/1/47	6,438	6,994
FNMA, 6.50%, 9/1/47	15,409	16,691
FNMA, 6.50%, 9/1/47	741	804
FNMA, 6.50%, 9/1/47	8,148	8,824
FNMA, 3.50%, 3/1/48	569,937	606,628
FNMA, 4.00%, 6/1/48	1,555,246	1,666,574
FNMA, 4.50%, 7/1/48	457,940	493,620
FNMA, 4.00%, 8/1/48	1,333,099	1,427,112
FNMA, 3.50%, 4/1/49	383,552	406,414
FNMA, 4.00%, 6/1/49	3,033,643	3,240,904
FNMA, 3.50%, 9/1/49	946,286	1,002,701
FNMA, 3.00%, 12/1/49	837,885	878,794
FNMA, 3.00%, 3/1/50	862,748	906,440
FNMA, 3.00%, 3/1/50	2,394,266	2,531,549
FNMA, 3.00%, 6/1/50	5,500,370	5,770,656
FNMA, 3.00%, 6/1/50	533,628	559,758
FNMA, 3.00%, 6/1/50	518,720	544,446
FNMA, 3.00%, 6/1/50	571,204	606,791
FNMA, 3.00%, 8/1/50	1,950,204	2,045,697
FNMA, 2.50%, 10/1/50	2,221,379	2,320,373
FNMA, 2.50%, 6/1/51	1,996,441	2,083,874
FNMA, 3.00%, 6/1/51	199,375	212,586
FNMA, 3.50%, 7/1/51	3,934,992	4,215,928
GNMA, 2.50%, TBA	5,200,000	5,406,578
GNMA, 3.00%, TBA	2,900,000	3,034,918
GNMA, 7.00%, 4/20/26	15,037	16,573
GNMA, 7.50%, 8/15/26	9,420	10,471
GNMA, 7.00%, 2/15/28	2,306	2,315
GNMA, 7.00%, 5/15/31	22,460	26,397
GNMA, 5.50%, 11/15/32	57,576	66,374
GNMA, 4.50%, 5/20/41	171,882	191,284
GNMA, 4.50%, 6/15/41	211,481	242,530
GNMA, 3.50%, 6/20/42	370,451	399,053
GNMA, 4.50%, 11/20/43	232,402	258,776
GNMA, 3.50%, 3/15/46	1,473,091	1,574,822
GNMA, 2.50%, 7/20/46	425,709	444,827
GNMA, 3.00%, 4/20/50	2,984,730	3,125,562

GNMA, 3.50%, 6/20/51	843,084	894,940
UMBS, 2.50%, TBA	6,800,000	7,069,280
UMBS, 3.00%, TBA	8,700,000	9,101,356
		71,900,455
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $72,641,038)		73,786,049
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.6%
Private Sponsor Collateralized Mortgage Obligations — 1.5%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	4,352	4,461
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.63%, 3/25/35	109,742	111,608
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 2.83%, 6/25/34	73,053	74,697
Bellemeade Re Ltd., Series 2018-2A, Class B1, VRN, 2.74%, (1-month LIBOR plus 2.65%), 8/25/28(3)	452,504	452,523
Bellemeade Re Ltd., Series 2019-3A, Class B1, VRN, 2.59%, (1-month LIBOR plus 2.50%), 7/25/29(3)	400,000	400,714
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 2.04%, (1-month LIBOR plus 1.95%), 7/25/29(3)	360,000	360,577
Bellemeade Re Ltd., Series 2020-2A, Class M1C, VRN, 4.09%, (1-month LIBOR plus 4.00%), 8/26/30(3)	480,000	491,318
Chase Mortgage Finance Corp., Series 2021-CL1, Class M1, VRN, 1.25%, (SOFR plus 1.20%), 2/25/50(3)	550,000	550,000
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.01%, 8/25/34	235,721	241,402
COLT Funding LLC, Series 2021-3R, Class A2 SEQ, VRN, 1.26%, 12/25/64(3)	1,241,355	1,242,463
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	1,579	1,538
Credit Suisse Mortgage Trust, Series 2020-NQM1, Class A2 SEQ, 1.41%, 5/25/65(3)	686,347	691,016
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A2 SEQ, VRN, 1.38%, 2/25/66(3)	540,795	541,513
Credit Suisse Mortgage Trust, Series 2021-NQM3, Class A3 SEQ, VRN, 1.63%, 4/25/66(3)	402,512	403,797
Credit Suisse Mortgage Trust, Series 2021-NQM4, Class A3, SEQ, VRN, 1.56%, 5/25/66(3)	373,161	373,644
Credit Suisse Mortgage Trust, Series 2021-RPL3, Class A1 SEQ, VRN, 2.00%, 1/25/60(3)	536,424	547,793
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.37%, 10/25/34	122,447	126,745
GCAT Trust, Series 2021-NQM1, Class A3 SEQ, VRN, 1.15%, 1/25/66(3)	545,638	544,193
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.34%, 6/25/34	33,298	33,358
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.60%, 5/25/34	50,353	49,482
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.89%, 1/25/35	76,795	78,358
Home RE Ltd., Series 2020-1, Class M1B, VRN, 3.34%, (1-month LIBOR plus 3.25%), 10/25/30(3)	950,000	964,596
Home RE Ltd., Series 2021-1 Class M1B, VRN, 1.64%, (1-month LIBOR plus 1.55%), 7/25/33(3)	360,000	359,260
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(3)	25,893	26,214
JP Morgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.49%, 1/25/47(3)	212,495	215,959
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(3)	356,049	362,726
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.79%, 11/21/34	100,833	101,915
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.19%, 11/25/35	46,744	46,711
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.82%, 2/25/35	91,647	92,564
Newrez Warehouse Securitization Trust, Series 2021-1, Class A, VRN, 0.84%, (1-month LIBOR plus 0.75%), 5/25/55(3)	750,000	750,215
Oaktown Re V Ltd., Series 2020-2A, Class M1A, VRN, 2.49%, (1-month LIBOR plus 2.40%), 10/25/30(3)	247,557	248,509
Oceanview Mortgage Trust, Series 2021-3, Class A1, VRN, 2.50%, 6/25/51(3)	1,625,000	1,663,004
PRMI Securitization Trust, Series 2021-1, Class A5, VRN, 2.50%, 4/25/51(3)	955,260	958,529
PSMC Trust, Series 2021-1, Class A11 SEQ, VRN, 2.50%, 3/25/51(3)	720,430	743,455
PSMC Trust, Series 2021-2, Class A3 SEQ, VRN, 2.50%, 5/25/51(3)	418,992	433,482
Sequoia Mortgage Trust, Series 2021-5, Class A4 SEQ, VRN, 2.50%, 7/25/51(3)	496,320	510,879
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(3)	67,095	68,521
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(3)	446,000	445,408
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.45%, 7/25/34	41,422	42,560
Verus Securitization Trust, Series 2021-R2, Class A2, VRN, 1.12%, 2/25/64(3)	503,154	505,781
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(3)	575,373	578,372
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	668	682
		16,440,542
U.S. Government Agency Collateralized Mortgage Obligations — 1.1%
FHLMC, Series 2014-DN3, Class M3, VRN, 4.09%, (1-month LIBOR plus 4.00%), 8/25/24	143,884	146,873
FHLMC, Series 2014-DN4, Class M3, VRN, 4.64%, (1-month LIBOR plus 4.55%), 10/25/24	72,325	73,419
FHLMC, Series 2014-HQ1, Class M3, VRN, 4.19%, (1-month LIBOR plus 4.10%), 8/25/24	205,076	206,510

FHLMC, Series 2014-HQ3, Class M3, VRN, 4.84%, (1-month LIBOR plus 4.75%), 10/25/24	1,016,788	1,020,996
FHLMC, Series 2015-DNA3, Class M3F, VRN, 3.79%, (1-month LIBOR plus 3.70%), 4/25/28	269,212	275,140
FHLMC, Series 2015-HQ2, Class M3, VRN, 3.34%, (1-month LIBOR plus 3.25%), 5/25/25	96,973	98,474
FHLMC, Series 2016-DNA1, Class M3, VRN, 5.64%, (1-month LIBOR plus 5.55%), 7/25/28	837,910	878,049
FHLMC, Series 2016-DNA2, Class M3, VRN, 4.74%, (1-month LIBOR plus 4.65%), 10/25/28	455,807	476,428
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.09%, (1-month LIBOR plus 5.00%), 12/25/28	779,755	812,989
FHLMC, Series 2016-HQA4, Class M3, VRN, 3.99%, (1-month LIBOR plus 3.90%), 4/25/29	523,041	540,318
FHLMC, Series 2017-DNA1, Class M2, VRN, 3.34%, (1-month LIBOR plus 3.25%), 7/25/29	797,631	819,853
FHLMC, Series 2017-DNA2, Class M2, VRN, 3.54%, (1-month LIBOR plus 3.45%), 10/25/29	220,000	228,157
FHLMC, Series 2019-DNA2, Class M2, VRN, 2.54%, (1-month LIBOR plus 2.45%), 3/25/49(3)	306,546	311,101
FHLMC, Series 2020-DNA3, Class M2, VRN, 3.09%, (1-month LIBOR plus 3.00%), 6/25/50(3)	284,524	286,083
FHLMC, Series 2020-DNA5, Class M2, VRN, 2.85%, (SOFR plus 2.80%), 10/25/50(3)	750,000	759,583
FHLMC, Series 2020-HQA3, Class M2, VRN, 3.69%, (1-month LIBOR plus 3.60%), 7/25/50(3)	211,716	213,449
FHLMC, Series 5123, Class HI, IO, 5.00%, 1/25/42	1,721,974	304,018
FNMA, Series 2013-C01, Class M2, VRN, 5.34%, (1-month LIBOR plus 5.25%), 10/25/23	740,622	774,319
FNMA, Series 2014-C02, Class 2M2, VRN, 2.69%, (1-month LIBOR plus 2.60%), 5/25/24	245,954	248,535
FNMA, Series 2014-C03, Class 2M2, VRN, 2.99%, (1-month LIBOR plus 2.90%), 7/25/24	286,307	290,257
FNMA, Series 2014-C04, Class 1M2, VRN, 4.99%, (1-month LIBOR plus 4.90%), 11/25/24	246,884	255,398
FNMA, Series 2015-C03, Class 2M2, VRN, 5.09%, (1-month LIBOR plus 5.00%), 7/25/25	224,881	227,624
FNMA, Series 2015-C04, Class 1M2, VRN, 5.79%, (1-month LIBOR plus 5.70%), 4/25/28	479,469	507,992
FNMA, Series 2015-C04, Class 2M2, VRN, 5.64%, (1-month LIBOR plus 5.55%), 4/25/28	984,772	1,034,816
FNMA, Series 2016-C01, Class 2M2, VRN, 7.04%, (1-month LIBOR plus 6.95%), 8/25/28	605,833	638,733
FNMA, Series 2016-C04, Class 1M2, VRN, 4.34%, (1-month LIBOR plus 4.25%), 1/25/29	512,185	535,615
FNMA, Series 2016-C06, Class 1M2, VRN, 4.34%, (1-month LIBOR plus 4.25%), 4/25/29	254,308	264,584
FNMA, Series 2017-C03, Class 1M2C, VRN, 3.09%, (1-month LIBOR plus 3.00%), 10/25/29	110,000	113,779
		12,343,092
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $28,496,701)		28,783,634
COLLATERALIZED LOAN OBLIGATIONS — 2.6%
Aimco CLO Ltd., Series 2019-10A, Class BR, VRN, 2.78%, (3-month LIBOR plus 1.60%), 7/22/32(3)(4)	1,090,000	1,090,000
Anchorage Credit Opportunities CLO Ltd., Series 2019-1A, Class A1, VRN, 2.08%, (3-month LIBOR plus 1.95%), 1/20/32(3)	800,000	801,958
Apidos CLO XXVI, Series 2017-26A, Class BR, VRN, 2.08%, (3-month LIBOR plus 1.95%), 7/18/29(3)	775,000	775,006
ARES LII CLO Ltd., Series 2019-52A, Class BR, VRN, 1.78%, (3-month LIBOR plus 1.65%), 4/22/31(3)	550,000	549,042
ARES LII CLO Ltd., Series 2019-52A, Class CR, VRN, 2.23%, (3-month LIBOR plus 2.10%), 4/22/31(3)	575,000	573,229
Ares LV CLO Ltd., Series 2020-55A, Class BR, VRN, 1.83%, (3-month LIBOR plus 1.70%), 7/15/34(3)	1,075,000	1,075,061
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 1.15%, (3-month LIBOR plus 1.02%), 4/20/31(3)	750,000	750,013
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 2.31%, (3-month LIBOR plus 2.20%), 8/14/30(3)	700,000	700,320
CBAM Ltd., Series 2017-3A, Class CR, VRN, 2.58%, (3-month LIBOR plus 2.45%), 7/17/34(3)	800,000	796,694
Cerberus Loan Funding XXXIII LP, Series 2021-3A, Class A, VRN, 1.69%, (3-month LIBOR plus 1.56%), 7/23/33(3)	800,000	800,007
Elmwood CLO II Ltd., Series 2019-2A, Class DR, VRN, 3.13%, (3-month LIBOR plus 3.00%), 4/20/34(3)	500,000	503,355
Elmwood CLO V Ltd., Series 2020-2A, Class BR, VRN, 1.77%, (3-month LIBOR plus 1.65%), 10/20/34(3)(4)	425,000	425,026
Elmwood CLO X Ltd., Series 2021-3A, Class B, VRN, 1.72%, (3-month LIBOR plus 1.60%), 10/20/34(3)(4)	1,075,000	1,075,000
Elmwood CLO X Ltd., Series 2021-3A, Class C, VRN, 2.07%, (3-month LIBOR plus 1.95%), 10/20/34(3)(4)	625,000	625,000
Goldentree Loan Management US CLO Ltd., Series 2017-1A, Class CR2, VRN, 1.93%, (3-month LIBOR plus 1.80%), 4/20/34(3)	750,000	740,209
KKR CLO Ltd., Series 2022A, Class A, VRN, 1.28%, (3-month LIBOR plus 1.15%), 7/20/31(3)	450,000	449,553
KREF, Series 2021-FL2, Class AS, VRN, 1.39%, (1-month LIBOR plus 1.30%), 2/15/39(3)(4)	800,000	801,145
KREF, Series 2021-FL2, Class B, VRN, 1.74%, (1-month LIBOR plus 1.65%), 2/15/39(3)(4)	800,000	800,800
Madison Park Funding XXII Ltd., Series 2016-22A, Class A1R, VRN, 1.39%, (3-month LIBOR plus 1.26%), 1/15/33(3)	450,000	451,085
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR, VRN, 1.79%, (3-month LIBOR plus 1.65%), 7/15/33(3)	1,075,000	1,075,058
Magnetite CLO Ltd., Series 2021-31 A, Class B, VRN, 1.77%, (3-month LIBOR plus 1.65%), 7/15/34(3)(4)	600,000	600,000
Oak Hill Credit Partners X-R Ltd., Series 2014-10RA, Class CR, VRN, 2.13%, (3-month LIBOR plus 2.00%), 4/20/34(3)	925,000	927,293
Octagon Investment Partners Ltd., Series 2019-3A, Class BR, VRN, 1.78%, (3-month LIBOR plus 1.65%), 7/15/34(3)	1,050,000	1,050,004

Octagon Investment Partners Ltd., Series 2021-1A, Class C, VRN, 2.08%, (3-month LIBOR plus 1.95%), 7/20/34(3)	300,000	299,902
Octagon Investment Partners Ltd., Series 2021-1A, Class D, VRN, 3.18%, (3-month LIBOR plus 3.05%), 7/20/34(3)	275,000	277,179
Octagon Investment Partners XV Ltd., Series 2013-1A, Class BRR, VRN, 1.63%, (3-month LIBOR plus 1.50%), 7/19/30(3)	800,000	800,000
Parallel Ltd., Series 2019-1A, Class BR, VRN, 1.92%, (3-month LIBOR plus 1.80%), 7/20/32(3)(4)	825,000	825,000
Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class BR, VRN, 2.23%, (3-month LIBOR plus 2.10%), 10/20/31(3)	750,000	748,158
Rockford Tower CLO Ltd., Series 2021-2A, Class B, VRN, 1.87%, (3-month LIBOR plus 1.75%), 7/20/34(3)(4)	1,175,000	1,175,000
Rockford Tower CLO Ltd., Series 2017-1A, Class CR2, VRN, 2.23%, (3-month LIBOR plus 2.10%), 4/20/34(3)	875,000	879,745
Rockford Tower CLO Ltd., Series 2017-3A, Class A, VRN, 1.32%, (3-month LIBOR plus 1.19%), 10/20/30(3)	650,000	650,890
Sound Point CLO Ltd., Series 2019-1A, Class BR, VRN, 1.82%, (3-month LIBOR plus 1.70%), 1/20/32(3)(4)	1,350,000	1,350,000
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, VRN, 1.42%, (3-month LIBOR plus 1.29%), 4/18/33(3)	500,000	500,582
Symphony CLO XXV Ltd., Series 2021-25A, Class C, VRN, 2.24%, (3-month LIBOR plus 2.05%), 4/19/34(3)	875,000	872,057
THL Credit Wind River CLO Ltd., Series 2013-2A, Class BR2, VRN, 1.70%, (3-month LIBOR plus 1.57%), 10/18/30(3)	1,150,000	1,148,419
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 1.10%, (3-month LIBOR plus 0.97%), 4/25/31(3)	700,000	696,673
Voya CLO Ltd., Series 2016-4A, Class B2R, VRN, 1.68%, (3-month LIBOR plus 1.55%), 7/20/29(3)	1,093,600	1,092,401
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $28,740,980)		28,750,864
ASSET-BACKED SECURITIES — 2.3%
BDS Ltd., Series 2021-FL7, Class C, VRN, 1.79%, 6/16/36(3)	1,125,000	1,123,599
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(3)	900,000	912,684
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(3)	346,311	355,107
Capital Automotive REIT, Series 2021-1A, Class A4 SEQ, 2.76%, 8/15/51(3)(4)	800,000	799,791
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A SEQ, 2.74%, 8/15/41(3)(4)	900,000	900,440
CLI Funding VI LLC, Series 2020-1A, Class A SEQ, 2.08%, 9/18/45(3)	498,667	505,286
Diamond Resorts Owner Trust, Series 2021-1A, Class A SEQ, 1.51%, 11/21/33(3)	984,514	993,189
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(3)	1,200,000	1,207,570
FirstKey Homes Trust, Series 2021-SFR1, Class D, 2.19%, 8/17/38(3)	950,000	960,904
FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.39%, 8/17/38(3)	1,100,000	1,112,705
Global SC Finance SRL, Series 2021-2A, Class A SEQ, 1.95%, 8/17/41(3)(4)	1,350,000	1,349,941
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(3)	469,192	501,342
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(3)	897,816	934,402
Goodgreen Trust, Series 2021-1A, Class A SEQ, 2.66%, 10/15/56(3)	577,676	588,895
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(3)	822,084	861,892
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(3)	1,709,986	1,737,743
Mosaic Solar Loan Trust, Series 2021-1A, Class B, 2.05%, 12/20/46(3)	810,561	817,317
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)	108,874	109,964
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(3)	998,288	1,011,069
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(3)	2,550,000	2,564,368
Progress Residential Trust, Series 2021-SFR2, Class D, 2.20%, 4/19/38(3)	600,000	604,718
Progress Residential Trust, Series 2021-SFR3, Class B, 1.89%, 5/17/26(3)	1,300,000	1,317,994
Progress Residential Trust, Series 2021-SFR3, Class C, 2.09%, 5/17/26(3)	500,000	508,024
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A SEQ, 3.50%, 6/20/35(3)	246,010	255,302
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(3)	487,985	492,225
TAL Advantage VII LLC, Series 2020-1A, Class A SEQ, 2.05%, 9/20/45(3)	501,875	509,976
Towd Point Mortgage Trust, Series 2018-2, Class A1, VRN, 3.25%, 3/25/58(3)	745,448	772,688
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	159,331	159,459
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(3)	337,811	353,999
Wendy's Funding LLC, Series 2021-1A, Class A2I SEQ, 2.37%, 6/15/51(3)	800,000	817,242
TOTAL ASSET-BACKED SECURITIES (Cost $24,810,292)		25,139,835
MUNICIPAL SECURITIES — 0.6%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	295,000	452,597
California State University Rev., 2.98%, 11/1/51	500,000	533,194

Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	275,000	294,562
Grand Parkway Transportation Corp. Rev., 3.24%, 10/1/52	225,000	231,871
Houston GO, 3.96%, 3/1/47	120,000	144,161
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	105,000	153,137
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	60,000	88,276
Metropolitan Water Reclamation District of Greater Chicago GO, 5.72%, 12/1/38	650,000	935,420
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	570,000	586,675
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	130,000	168,593
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	200,000	335,509
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	95,000	155,481
New York City GO, 6.27%, 12/1/37	95,000	142,001
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	330,000	343,948
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	110,000	133,102
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	71,532
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	245,000	271,406
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	300,000	418,214
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	210,000	298,516
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	105,000	148,586
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	120,000	152,259
State of California GO, 4.60%, 4/1/38	355,000	417,392
State of California GO, 7.55%, 4/1/39	100,000	173,738
State of California GO, 7.30%, 10/1/39	160,000	260,105
State of California GO, 7.60%, 11/1/40	80,000	142,486
State of Washington GO, 5.14%, 8/1/40	20,000	28,420
TOTAL MUNICIPAL SECURITIES (Cost $5,826,589)		7,081,181
EXCHANGE-TRADED FUNDS — 0.4%
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (Cost $3,885,193)	143,100	3,928,095
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
BDS Ltd., Series 2021-FL8, Class C, VRN, 1.65%, (1-month LIBOR plus 1.55%), 1/18/36(3)(4)	500,000	500,742
BDS Ltd., Series 2021-FL8, Class D, VRN, 2.00%, (1-month LIBOR plus 1.90%), 1/18/36(3)(4)	400,000	400,625
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.55%, 3/11/44(3)	1,100,000	1,158,115
BXMT, Ltd., Series 2020-FL2, Class C, VRN, 1.81%, (SOFR plus 1.76%), 2/15/38(3)	1,090,000	1,091,844
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,141,126)		3,151,326
U.S. GOVERNMENT AGENCY SECURITIES — 0.2%
FNMA, 0.75%, 10/8/27 (Cost $1,997,464)	2,000,000	1,979,476
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Chile†
Chile Government International Bond, 3.25%, 9/14/21	100,000	100,055
Chile Government International Bond, 3.625%, 10/30/42	100,000	107,457
		207,512
Mexico — 0.1%
Mexico Government International Bond, 4.15%, 3/28/27	600,000	683,619
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50	170,000	230,787
Philippines†
Philippine Government International Bond, 6.375%, 10/23/34	150,000	212,042
Poland†
Republic of Poland Government International Bond, 3.00%, 3/17/23	140,000	146,143
South Africa†
Republic of South Africa Government International Bond, 4.67%, 1/17/24	110,000	118,458

Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	120,000	141,820
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,517,144)		1,740,381
BANK LOAN OBLIGATIONS(5)†
Pharmaceuticals†
Horizon Therapeutics USA Inc., 2021 Term Loan B, 2.50%, (1-month LIBOR plus 2.00%), 3/15/28 (Cost $503,349)	502,740	498,530
TEMPORARY CASH INVESTMENTS — 4.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $54,360,151)	54,360,151	54,360,151
TOTAL INVESTMENT SECURITIES — 106.8% (Cost $1,004,786,265)		1,177,437,694
OTHER ASSETS AND LIABILITIES — (6.8)%		(75,353,717)
TOTAL NET ASSETS — 100.0%		$1,102,083,977

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	20	September 2021	$4,389,500	$(5,454)
U.S. Treasury 2-Year Notes	63	September 2021	13,901,344	11,496
U.S. Treasury 5-Year Notes	89	September 2021	11,075,633	17,809
U.S. Treasury Long Bonds	36	September 2021	5,929,875	218,957
U.S. Treasury Ultra Bonds	10	September 2021	1,995,312	9,699
			$37,291,664	$252,507
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	26	September 2021	$3,495,781	$(6,217)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 36	Buy	5.00%	6/20/26	$9,500,000	$(889,312)	$(43,128)	$(932,440)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$3,500,000	$(528)	$189,729	$189,201
CPURNSA	Receive	2.34%	2/5/26	$4,000,000	524	159,497	160,021
CPURNSA	Receive	2.33%	2/8/26	$4,000,000	524	160,003	160,527
CPURNSA	Receive	2.30%	2/24/26	$4,000,000	525	163,352	163,877
CPURNSA	Receive	2.40%	2/9/31	$2,000,000	522	75,540	76,062
					$1,567	$748,121	$749,688

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,461,780.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $95,188,809, which represented 8.6% of total net assets.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	650,729,067	8,484,187	—
U.S. Treasury Securities	—	172,529,102	—
Corporate Bonds	—	116,495,816	—
U.S. Government Agency Mortgage-Backed Securities	—	73,786,049	—
Collateralized Mortgage Obligations	—	28,783,634	—
Collateralized Loan Obligations	—	28,750,864	—
Asset-Backed Securities	—	25,139,835	—
Municipal Securities	—	7,081,181	—
Exchange-Traded Funds	3,928,095	—	—
Commercial Mortgage-Backed Securities	—	3,151,326	—
U.S. Government Agency Securities	—	1,979,476	—
Sovereign Governments and Agencies	—	1,740,381	—
Bank Loan Obligations	—	498,530	—
Temporary Cash Investments	54,360,151	—	—
	709,017,313	468,420,381	—
Other Financial Instruments
Futures Contracts	257,961	—	—
Swap Agreements	—	749,688	—
	257,961	749,688	—
Liabilities
Other Financial Instruments
Futures Contracts	11,671	—	—
Swap Agreements	—	932,440	—
	11,671	932,440	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.